Summary Prospectus Supplement	March 28, 2011

Putnam Asia Pacific Equity Fund Summary Prospectus dated August 30, 2010

The section Your fund’s management is deleted in its entirety and replaced with the following disclosure:

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Daniel Graña, Portfolio Manager, portfolio manager of the fund since 2011

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